Condensed Consolidated Interim Statements of Profit or Loss and Other Comprehensive Income / (Loss) (Parenthetical) - shares	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Warrants [member]
Statement [LineItems]
Warrants outstanding	5,138,389	4,480,805